Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Receivables [Abstract]
Accounts receivable	$ 142	$ 229
Less: Allowance for credit losses	(1)	(2)
Accounts receivable - net	$ 141	$ 227